PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Argentina 5.9%
MercadoLibre, Inc.*	262,702	$467,480,836
Canada 3.8%
Shopify, Inc. (Class A Stock)*	271,280	298,025,495
China 8.5%
Meituan (Class B Stock)*	3,931,895	179,870,616
Tencent Holdings Ltd.	1,956,914	172,307,477
Wuxi Biologics Cayman, Inc., 144A*	22,673,662	319,230,624
		671,408,717
France 11.4%
Hermes International	147,883	150,947,707
Kering SA	166,382	108,811,151
L’Oreal SA	417,792	146,966,439
LVMH Moet Hennessy Louis Vuitton SE	498,354	301,032,853
Pernod Ricard SA	471,343	89,037,010
Remy Cointreau SA(a)	550,851	102,373,059
		899,168,219
Italy 2.9%
Ferrari NV	1,097,477	228,897,332
Netherlands 4.5%
Adyen NV, 144A*	170,590	356,789,432
Switzerland 1.6%
Givaudan SA	31,282	126,107,219
United Kingdom 2.9%
Experian PLC	3,132,530	109,598,955
Farfetch Ltd. (Class A Stock)*	1,976,655	121,050,352
		230,649,307
United States 57.0%
Airbnb, Inc. (Class A Stock)*(a)	36,194	6,646,304
Amazon.com, Inc.*	135,508	434,465,749
Apple, Inc.	2,991,051	394,699,090
Atlassian Corp. PLC (Class A Stock)*	359,029	82,982,373
DocuSign, Inc.*(a)	833,318	194,071,429

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Dynatrace, Inc.*(a)			3,902,942	$162,011,122
Lululemon Athletica, Inc.*			269,648	88,627,905
Mastercard, Inc. (Class A Stock)			73,908	23,376,361
Match Group, Inc.*			2,333,653	326,384,708
Microsoft Corp.			749,859	173,937,294
Netflix, Inc.*			398,651	212,237,806
NIKE, Inc. (Class B Stock)			1,410,672	188,451,672
NVIDIA Corp.			391,763	203,556,137
Peloton Interactive, Inc. (Class A Stock)*			1,800,131	263,053,143
RingCentral, Inc. (Class A Stock)*			663,475	247,423,097
Snap, Inc. (Class A Stock)*			1,506,192	79,737,804
Snowflake, Inc. (Class A Stock)*(a)			433,204	118,026,430
Square, Inc. (Class A Stock)*			727,707	157,155,604
Teladoc Health, Inc.*(a)			468,543	123,615,700
Tesla, Inc.*(a)			577,505	458,267,543
Trade Desk, Inc. (The) (Class A Stock)*			258,525	198,027,565
Twilio, Inc. (Class A Stock)*			600,988	216,013,117
Zoom Video Communications, Inc. (Class A Stock)*			390,166	145,169,064
				4,497,937,017

Total Long-Term Investments (cost $4,812,399,869)				7,776,463,574
Short-Term Investments 6.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	76,649,166	76,649,166
PGIM Institutional Money Market Fund (cost $398,428,166; includes $398,343,431 of cash collateral for securities on loan)(b)(wa)	398,783,544	398,624,031

Total Short-Term Investments (cost $475,077,332)				475,273,197

TOTAL INVESTMENTS 104.5% (cost $5,287,477,201)				8,251,736,771
Liabilities in excess of other assets (4.5)%				(356,168,496)

Net Assets 100.0%				$7,895,568,275

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $382,595,186; cash collateral of $398,343,431 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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